UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21654

Pioneer Floating Rate Trust
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

Pioneer Floating Rate Trust

NQ | August 31, 2018

Ticker Symbol: PHD

Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS - 151.2%
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 136.3% of Net Assets*(a)
	AUTOMOBILES & COMPONENTS - 4.3%
	Auto Parts & Equipment - 3.0%
1,555,162	Allison Transmission, Inc., New Term Loan, 3.82% (LIBOR + 175 bps), 9/23/22	$1,565,020
1,501,500	American Axle & Manufacturing, Inc., Tranche B Term Loan, 4.373% (LIBOR + 225 bps), 4/6/24	1,503,064
790,029	Cooper-Standard Automotive, Inc., Additional Term B-1 Loan, 4.334% (LIBOR + 200 bps), 11/2/23	793,241
375,000	Horizon Global Corp., 2017 Replacement Term Loan, 8.076% (LIBOR + 600 bps), 6/30/21	366,562
493,750	Innovative Xcessories & Services LLC, Term Loan, 6.82% (LIBOR + 475 bps), 11/29/22	494,676
1,089,712	Superior Industries International, Inc., Replacement Term Loan, 6.076% (LIBOR + 400 bps), 5/22/24	1,093,117
1,721,453	Tower Automotive Holdings USA LLC, Initial Term Loan, 4.875% (LIBOR + 275 bps), 3/7/24	1,730,060
1,490,625	Trico Group LLC, First Lien Initial Term Loan, 8.813% (LIBOR + 650 bps), 2/2/24	1,498,078
		$9,043,818
	Automobile Manufacturers - 1.1%
500,000	Deck Chassis Acquisition, Inc., Second Lien Initial Term Loan, 8.076% (LIBOR + 600 bps), 6/15/23	$502,500
683,201	Federal-Mogul Corp., Tranche C Term Loan, 5.815% (LIBOR + 375 bps), 4/15/21	685,905
736,667	Octavius Corp., New Tranche B Term Loan, 5.738% (LIBOR + 350 bps), 11/8/23	740,350
1,081,458	TI Group Automotive Systems LLC, Initial US Term Loan, 4.576% (LIBOR + 250 bps), 6/30/22	1,085,162
466,667	Visteon Corp., New Term Loan, 3.859% (LIBOR + 175 bps), 3/25/24	466,667
		$3,480,584
	Tires & Rubber - 0.2%
691,667	Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.07% (LIBOR + 200 bps), 3/3/25	$692,642
	Total Automobiles & Components	$13,217,044
	CAPITAL GOODS – 16.6%
	Aerospace & Defense - 3.9%
924,697	Accudyne Industries Borrower SCA/Accudyne Industries LLC (fka Silver II US Holdings LLC), Initial Term Loan, 5.076% (LIBOR + 300 bps), 8/18/24	$928,613
1,655,978	Alion Science and Technology Corp., First Lien Term Loan, 6.576% (LIBOR + 450 bps), 8/19/21	1,667,018
1,980,000	Constellis Holdings LLC, First Lien Term B Loan, 7.334% (LIBOR + 500 bps), 4/21/24	1,980,826
1,570,692	DAE Aviation Holdings, Inc., Initial Term Loan, 5.83% (LIBOR + 375 bps), 7/7/22	1,578,546
920,994	DynCorp International, Inc., Term Loan B2, 8.077% (LIBOR + 600 bps), 7/7/20	924,832
445,431	Engility Corp. (fka TASC, Inc.), Term B2 Loan, 4.826% (LIBOR + 275 bps), 8/14/23	448,076
241,860	IAP Worldwide Services, Inc., Second Lien Term Loan, 8.834% (LIBOR + 650 bps), 7/18/19	238,233
1,413,947	MacDonald, Dettwiler and Associates, Ltd., Term Loan B, 4.83% (LIBOR + 275 bps), 10/4/24	1,387,689
497,500	MRO Holdings, Inc., Initial Term Loan, 7.584% (LIBOR + 525 bps), 10/25/23	501,853
986,598	Transdigm, Inc., New Tranche F Term Loan, 4.576% (LIBOR + 250 bps), 6/9/23	986,295
297,008	Transdigm, Inc., New Tranche G Term Loan, 4.576% (LIBOR + 250 bps), 8/22/24	296,845
850,000	WP CPP Holdings LLC, First Lien Initial Term Loan, 6.214% (LIBOR + 375 bps), 4/30/25	854,356
		$11,793,182
	Building Products - 3.0%
1,138,788	Armstrong World Industries, Inc., Term Loan B, 4.932% (LIBOR + 275 bps), 3/31/23	$1,143,533
1,687,765	Builders FirstSource, Inc., Refinancing Term Loan, 5.334% (LIBOR + 300 bps), 2/29/24	1,686,886
750,000	Hamilton Holdco LLC (Reece International Pty, Ltd), Term Loan, 4.34% (LIBOR + 200 bps), 7/2/25	750,225
897,750	Janus International Group LLC, Initial First Lien Term Loan, 5.076% (LIBOR + 300 bps), 2/12/25	886,528
339,150	NCI Building Systems, Inc., Initial Term Loan, 4.076% (LIBOR + 200 bps), 2/7/25	339,433
1,265,326	Quikrete Holdings, Inc., First Lien Initial Term Loan, 4.826% (LIBOR + 275 bps), 11/15/23	1,265,404
600,000	SRS Distribution, Inc., Initial Term Loan, 5.441% (LIBOR + 325 bps), 5/23/25	588,803
1,663,167	Summit Materials LLC, New Term Loan, 4.076% (LIBOR + 200 bps), 11/21/24	1,666,286
742,514	Unifrax I LLC, Initial Dollar Term Loan, 5.834% (LIBOR + 350 bps), 4/4/24	747,619
		$9,074,717
	Construction & Engineering - 1.0%
648,375	American Traffic Solutions, Inc., Initial First Lien Term Loan, 5.825% (LIBOR + 375 bps), 2/28/25	$653,103
1,488,750	HD Supply Waterworks, Ltd., Initial Term Loan, 5.307% (LIBOR + 300 bps), 8/1/24	1,497,115
943,373	Installed Building Products, Inc., Tranche B-2 Term Loan, 4.576% (LIBOR + 250 bps), 4/15/25	940,572
		$3,090,790
	Construction Machinery & Heavy Trucks - 1.7%
589,094	Clark Equipment Co. (aka Doosan Bobcat, Inc.), Repriced Term Loan, 4.334% (LIBOR + 200 bps), 5/18/24	$589,544
1,706,250	Commercial Vehicle Group, Inc., Initial Term Loan, 8.076% (LIBOR + 600 bps), 4/12/23	1,716,914
1,908,584	Navistar, Inc., Tranche B Term Loan, 5.58% (LIBOR + 350 bps), 11/6/24	1,915,742
826,218	Terex Corp., Incremental US Term Loan, 4.334% (LIBOR + 200 bps), 1/31/24	828,111
		$5,050,311
	Electrical Components & Equipment – 2.0%
722,459	Compass Power Generation LLC, Tranche B-1 Term Loan, 5.576% (LIBOR + 350 bps), 12/20/24	$726,071
923,491	DG Investment Intermediate Holdings 2, Inc. (aka Convergint Technologies Holdings LLC), First Lien Initial Term Loan, 5.076% (LIBOR + 300 bps), 2/3/25	918,297
785,958	Energy Acquisition LP, First Lien Initial Term Loan, 6.589% (LIBOR + 425 bps), 6/26/25	783,011
1,150,000	Pelican Products, Inc., First Lien Term Loan, 5.581% (LIBOR + 350 bps), 5/1/25	1,152,395
700,000	Southwire Co., Initial Term Loan, 4.06% (LIBOR + 200 bps), 5/19/25	702,771
1,913,022	WireCo WorldGroup, Inc., First Lien Initial Term Loan, 7.076% (LIBOR + 500 bps), 9/29/23	1,936,935
		$6,219,480
Principal Amount USD ($)		Value
	Industrial Conglomerates - 2.5%
496,250	AI Aqua Merger Sub, Inc., 2017 First Lien Incremental Term Loan B, 5.326% (LIBOR + 325 bps), 12/13/23	$493,769
348,909	AVSC Holding Corp., First Lien Initial Term Loan, 5.543% (LIBOR + 325 bps), 3/3/25	347,709
1,000,000	CTC AcquiCo GmbH, Facility B2, 5.565% (LIBOR + 325 bps), 3/7/25	992,500
1,210,511	DTI Holdco, Inc., Replacement B-1 Term Loan, 6.945% (LIBOR + 475 bps), 9/29/23	1,211,647
832,435	Filtration Group Corp., Initial Dollar Term Loan, 5.076% (LIBOR + 300 bps), 3/29/25	836,523
649,611	Gates Global LLC, Initial B-2 Dollar Term Loan, 5.084% (LIBOR + 275 bps), 4/1/24	653,509
475,000	Hyster-Yale Materials Holding, Inc., Term Loan, 5.326% (LIBOR + 325 bps), 5/30/23	477,375
844,461	Milacron LLC, Term B Loan, 4.576% (LIBOR + 250 bps), 9/28/23	846,044
837,620	ProAmpac PG Borrower LLC, First Lien Initial Term Loan, 5.735% (LIBOR + 350 bps), 11/20/23	836,224
1,086,912	Shape Technologies Group, Inc., Initial Term Loan, 5.134% (LIBOR + 300 bps), 4/20/25	1,087,591
		$7,782,891
	Industrial Machinery - 2.2%
434,939	Blount International, Inc., Refinancing Term Loan, 6.331% (LIBOR + 425 bps), 4/12/23	$438,609
995,000	Circor International, Inc., Initial Term Loan, 5.567% (LIBOR + 350 bps), 12/11/24	999,353
800,910	Columbus McKinnon Corp., Repriced Term Loan, 4.834% (LIBOR + 250 bps), 1/31/24	804,414
650,000	EaglePicher Technologies LLC, Initial First Lien Term Loan, 5.326% (LIBOR + 325 bps), 3/8/25	649,390
1,058,176	Gardner Denver, Inc., Tranche B-1 Dollar Term Loan, 4.826% (LIBOR + 275 bps), 7/30/24	1,063,549
584,550	NN, Inc., Tranche B Term Loan, 5.826% (LIBOR + 375 bps), 10/19/22	583,910
1,304,689	Tank Holding Corp. Replacement Term Loan, 5.651% (LIBOR + 350 bps), 3/16/22	1,310,805
940,385	Welbilt, Inc. (fka Manitowoc Foodservice, Inc.), Term B Loan, 4.826% (LIBOR + 275 bps), 3/3/23	947,720
		$6,797,750
	Trading Companies & Distributors - 0.3%
750,000(b)	Beacon Roofing Supply, Inc., Initial Term Loan, 1/2/25	$747,723
100,723	WESCO Distribution, Inc., Tranche B-1 Term Loan, 5.076% (LIBOR + 300 bps), 12/12/19	100,849
		$848,572
	Total Capital Goods	$50,657,693
	COMMERCIAL & PROFESSIONAL SERVICES - 5.4%
	Diversified Support Services - 1.6%
620,890	Access CIG LLC, First Lien Term B Loan, 5.826% (LIBOR + 375 bps), 2/27/25	$624,311
2,075,265	Asurion LLC (fka Asurion Corp.), New B-7 Term Loan, 5.076% (LIBOR + 300 bps), 11/3/24	2,082,676
288,324	Asurion LLC (fka Asurion Corp.), Replacement B-6 Term Loan, 5.076% (LIBOR + 300 bps), 11/3/23	289,375
675,000	Asurion LLC (fka Asurion Corp.), Second Lien Replacement B-2 Term Loan, 8.576% (LIBOR + 650 bps), 8/4/25	690,187
453,832	KAR Auction Services, Inc., Tranche B-4 Term Loan, 4.375% (LIBOR + 225 bps), 3/11/21	455,815
593,331	KAR Auction Services, Inc., Tranche B-5 Term Loan, 4.625% (LIBOR + 250 bps), 3/9/23	596,483
		$4,738,847
	Environmental & Facilities Services - 1.6%
864,283	Advanced Disposal Services, Inc. (fka ADS Waste Holdings, Inc.), Additional Term Loan, 4.207% (LIBOR + 225 bps), 11/10/23	$867,057
578,177	GFL Environmental, Inc., Effective Date Incremental Term Loan, 5.084% (LIBOR + 275 bps), 5/30/25	576,189
1,004,195	Infiltrator Water Technologies LLC, First Lien Term B-2 Loan, 5.334% (LIBOR + 300 bps), 5/27/22	1,008,903
320,365	Patriot Container Corp., First Lien Closing Date Term Loan, 5.566% (LIBOR + 350 bps), 3/20/25	322,267
1,522,938	WCA Waste Systems, Inc., Initial Term Loan, 4.576% (LIBOR + 250 bps), 8/11/23	1,519,131
550,527	Wrangler Buyer Corp. (aka Waste Industries USA, Inc.), Initial Term Loan, 4.826% (LIBOR + 275 bps), 9/27/24	553,365
		$4,846,912
	Human Resource & Employment Services - 0.2%
363,505	On Assignment, Inc., Initial Term B-1 Loan, 4.076% (LIBOR + 200 bps), 6/3/22	$364,565
191,484	On Assignment, Inc., Initial Term B-2 Loan, 4.076% (LIBOR + 200 bps), 4/2/25	191,843
		$556,408
	Office Services & Supplies - 0.8%
348,250	Diamond (BC) BV, Term Loan, 5.076% (LIBOR + 300 bps), 9/6/24	$341,938
800,000	West Corp., Incremental Term B-1 Loan, 5.576% (LIBOR + 350 bps), 10/10/24	795,666
1,404,930	West Corp., Initial Term B Loan, 6.076% (LIBOR + 400 bps), 10/10/24	1,397,320
		$2,534,924
	Security & Alarm Services - 1.2%
921,697	Allied Universal Holdco LLC (fka USAGM Holdco LLC), First Lien Initial Term Loan, 5.826% (LIBOR + 375 bps), 7/28/22	$910,608
1,268,636	GW Honos Security Corp. (Garda World Security Corp.), Term B Loan, 5.8% (LIBOR + 350 bps), 5/24/24	1,273,789
1,590,324	Prime Security Services Borrower LLC, First Lien 2016-2 Refinancing Term B-1 Loan, 4.826% (LIBOR + 275 bps), 5/2/22	1,597,033
		$3,781,430
	Total Commercial & Professional Services	$16,458,521
	CONSUMER DURABLES & APPAREL – 3.6%
	Homebuilding - 0.5%
1,500,000	Interior Logic Group Holdings IV LLC, Initial Term Loan, 6.342% (LIBOR + 400 bps), 5/30/25	$1,504,688
	Home Furnishing Retail - 0.7%
1,855,241	Serta Simmons Bedding LLC, First Lien Initial Term Loan, 5.579% (LIBOR + 350 bps), 11/8/23	$1,593,767
Principal Amount USD ($)		Value
	Home Furnishing Retail - (continued)
901,867	Serta Simmons Bedding LLC, Second Lien Initial Term Loan, 10.071% (LIBOR + 800 bps), 11/8/24	$632,997
		$2,226,764
	Household Appliances - 0.5%
1,240,625	Global Appliance, Inc., Tranche B Term Loan, 6.08% (LIBOR + 400 bps), 9/29/24	$1,238,299
348,250	Ring Container Technologies Group LLC, First Lien Initial Term Loan, 4.826% (LIBOR + 275 bps), 10/31/24	348,794
		$1,587,093
	Housewares & Specialties - 0.8%
495,705	Prestige Brands, Inc., Term B-4 Loan, 4.076% (LIBOR + 200 bps), 1/26/24	$495,926
2,015,134	Reynolds Group Holdings, Inc., Incremental US Term Loan, 4.826% (LIBOR + 275 bps), 2/5/23	2,023,720
		$2,519,646
	Leisure Products - 1.1%
1,000,000	24 Hour Fitness Worldwide, Inc., Term Loan, 5.576% (LIBOR + 350 bps), 5/30/25	$1,009,375
1,946,856	Fitness International LLC, Term B Loan, 5.468% (LIBOR + 325 bps), 4/18/25	1,954,887
324,095	Bombardier Recreational Products, Inc., Term B Loan, 4.08% (LIBOR + 200 bps), 5/23/25	323,487
		$3,287,749
	Total Consumer Durables & Apparel	$11,125,940
	CONSUMER SERVICES – 9.4%
	Casinos & Gaming - 3.7%
2,096,727	Boyd Gaming Corp., Refinancing Term B Loan, 4.207% (LIBOR + 225 bps), 9/15/23	$2,109,832
297,000	CityCenter Holdings LLC, Term B Loan, 4.326% (LIBOR + 225 bps), 4/18/24	297,239
494,871	Eldorado Resorts, Inc., Term Loan, 4.408% (LIBOR + 225 bps), 4/17/24	497,654
2,023,800	Golden Nugget, Inc. (aka Landry’s Inc.), Initial Term B Loan, 4.822% (LIBOR + 275 bps), 10/4/23	2,032,654
450,000(b)	Penn National Gaming, Inc., Term Loan B, 8/14/25	451,406
2,826,729	Scientific Games International, Inc., Initial Term B-5 Loan, 4.826% (LIBOR + 275 bps), 8/14/24	2,823,447
525,000	Stars Group Holdings BV, USD Term Loan, 5.831% (LIBOR + 350 bps), 7/10/25	529,594
479,504	Station Casinos LLC, Term B Facility Loan, 4.58% (LIBOR + 250 bps), 6/8/23	481,391
1,977,273	VICI Properties 1 LLC, Term B Loan, 4.067% (LIBOR + 200 bps), 12/20/24	1,979,744
		$11,202,961
	Education Services - 2.2%
3,353,961	Bright Horizons Family Solutions LLC (fka Bright Horizons Family Solutions, Inc.), Term B Loan, 3.826% (LIBOR + 175 bps), 11/7/23	$3,359,522
2,003,112	KUEHG Corp. (fka KC MergerSub, Inc.), Term B-2 Loan, 6.084% (LIBOR + 375 bps), 8/12/22	2,008,871
1,303,228	Laureate Education, Inc., Series 2024 Term Loan, 5.576% (LIBOR + 350 bps), 4/26/24	1,308,213
		$6,676,606
	Hotels, Resorts & Cruise Lines - 0.7%
467,291	Hilton Worldwide Finance LLC, Series B-2 Term Loan, 3.815% (LIBOR + 175 bps), 10/25/23	$469,277
600,000(b)	Marriott Ownership Resorts, Inc., Initial Term Loan, 8/29/25	602,055
1,131,856	Sabre GLBL, Inc. (fka Sabre, Inc.), 2018 Other Term B Loan, 4.076% (LIBOR + 200 bps), 2/22/24	1,134,685
		$2,206,017
	Leisure Facilities - 1.0%
833,000	Cedar Fair LP, US Term B Loan, 3.826% (LIBOR + 175 bps), 4/13/24	$835,082
847,333	Life Time Fitness, Inc., 2017 Refinancing Term Loan, 5.062% (LIBOR + 275 bps), 6/10/22	848,569
1,286,450	Six Flags Theme Parks, Inc., Tranche B Term Loan, 3.82% (LIBOR + 175 bps), 6/30/22	1,293,887
		$2,977,538
	Restaurants - 1.4%
1,475,678	1011778 BC Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-3 Loan, 4.326% (LIBOR + 225 bps), 2/16/24	$1,476,747
1,000,000	Dhanani Group, Inc., Term Loan, 5.827% (LIBOR + 375 bps), 7/20/25	995,000
548,625	IRB Holding Corp. (aka Arby’s / Buffalo Wild Wings), Term B Loan, 5.321% (LIBOR + 325 bps), 2/5/25	552,103
247,500	NPC International, Inc., First Lien Initial Term Loan, 5.576% (LIBOR + 350 bps), 4/19/24	249,511
992,607	TMK Hawk Parent Corp., First Lien Initial Term Loan, 5.58% (LIBOR + 350 bps), 8/28/24	993,434
		$4,266,795
	Specialized Consumer Services – 0.4%
1,379,317	Creative Artists Agency LLC, Refinancing Term Loan, 5.064% (LIBOR + 300 bps), 2/15/24	$1,384,274
	Total Consumer Services	$28,714,191
	DIVERSIFIED FINANCIALS – 4.6%
	Asset Management & Custody Banks - 0.5%
1,468,579	Vistra Group, Ltd., First Lien Initial Dollar Term Loan, 5.076% (LIBOR + 300 bps), 10/26/22	$1,468,579
	Consumer Finance - 0.6%
900,000	Blackhawk Network Holdings, Inc., First Lien Term Loan, 5.183% (LIBOR + 300 bps), 6/15/25	$904,163
1,057,882	Trans Union LLC, 2017 Replacement Term B-3 Loan, 4.076% (LIBOR + 200 bps), 4/10/23	1,061,407
		$1,965,570
	Diversified Capital Markets - 0.5%
981,697	Freedom Mortgage Corp., Initial Term Loan, 6.815% (LIBOR + 475 bps), 2/23/22	$989,060
681,500	Pre-Paid Legal Services, Inc. (aka LegalShield), First Lien Initial Term Loan, 5.326% (LIBOR + 325 bps), 5/1/25	685,049
		$1,674,109
	Investment Banking & Brokerage - 0.8%
1,421,438	Deerfield Dakota Holding LLC (fka Dakota Holding Corp.), Initial Term Loan, 5.584% (LIBOR + 325 bps), 2/13/25	$1,425,625
Principal Amount USD ($)		Value
	Investment Banking & Brokerage - (continued)
566,652	Guggenheim Partners Investment Management Holdings LLC, Term B Loan, 4.826% (LIBOR + 275 bps), 7/21/23	$570,548
445,384	LPL Holdings, Inc., Tranche B Term Loan, 4.484% (LIBOR + 225 bps), 9/23/24	446,590
		$2,442,763
	Other Diversified Financial Services - 1.0%
324,373	Delos Finance S.a r.l., New Term Loan, 4.084% (LIBOR + 175 bps), 10/6/23	$325,725
697,201	Fly Funding II S.a r.l., Term Loan, 4.35% (LIBOR + 200 bps), 2/9/23	698,072
1,947,961	Livingston International, Inc., First Lien Refinancing Term B-3 Loan, 8.084% (LIBOR + 575 bps), 3/20/20	1,950,396
		$2,974,193
	Specialized Finance – 1.2%
680,060	Avast Software BV, 2018 Refinancing Dollar Term Loan, 4.834% (LIBOR + 250 bps), 9/29/23	$683,413
1,211,124	DBRS, Ltd., Initial Term Loan, 7.563% (LIBOR + 525 bps), 3/4/22	1,215,665
525,000	Globallogic Holdings, Inc., Initial Term Loan, 5.424% (LIBOR + 325 bps), 8/1/25	528,937
1,000,000	Sigma Holdco BV (aka Flora Foods), Facility B2, 5.081% (LIBOR + 300 bps), 7/2/25	999,531
		$3,427,546
	Total Diversified Financials	$13,952,760
	ENERGY - 4.6%
	Oil & Gas Drilling - 0.8%
1,000,000	Gavilan Resources LLC, Second Lien Initial Term Loan, 8.077% (LIBOR + 600 bps), 3/1/24	$958,750
1,500,000	Traverse Midstream Partners LLC, Advance Term Loan, 6.34% (LIBOR + 400 bps), 9/27/24	1,508,321
		$2,467,071
	Oil & Gas Equipment & Services - 0.8%
500,000	Apergy Corp., Initial Term Loan, 4.625% (LIBOR + 250 bps), 5/9/25	$502,604
604,013	Keane Group Holdings LLC, Initial Term Loan, 5.875% (LIBOR + 375 bps), 5/25/25	603,258
1,246,875	McDermott International, Inc., Term Loan, 7.076% (LIBOR + 500 bps), 5/12/25	1,262,202
		$2,368,064
	Oil & Gas Exploration & Production - 1.3%
1,000,000	California Resources Corp., Term Loan, 12.44% (LIBOR + 1,038 bps), 12/31/21	$1,108,438
1,000,000	Chesapeake Energy Corp., Term Loan Class A, 9.576% (LIBOR + 750 bps), 8/23/21	1,045,938
399,000	Lucid Energy Group II Borrower LLC, Initial Term Loan, 5.077% (LIBOR + 300 bps), 2/17/25	399,247
1,243,750	Medallion Midland Acquisition LLC, Initial Term Loan, 5.326% (LIBOR + 325 bps), 10/30/24	1,234,941
112,830	MEG Energy Corp., Initial Term Loan, 5.58% (LIBOR + 350 bps), 12/31/23	113,183
		$3,901,747
	Oil & Gas Refining & Marketing - 0.4%
1,396,500	Delek US Holdings, Inc., Initial Term Loan, 4.576% (LIBOR + 250 bps), 3/31/25	$1,402,319
	Oil & Gas Storage & Transportation - 1.0%
1,195,887	Energy Transfer Equity LP, Refinanced Loan, 4.065% (LIBOR + 200 bps), 2/2/24	$1,195,887
2,019,459	Gulf Finance LLC, Tranche B Term Loan, 7.59% (LIBOR + 525 bps), 8/25/23	1,745,150
		$2,941,037
	Pipeline - 0.3%
1,034,583	Summit Midstream Partners Holdings LLC, Term Loan Credit Facility, 8.076% (LIBOR + 600 bps), 5/13/22	$1,049,456
	Total Energy	$14,129,694
	FOOD & STAPLES RETAILING – 2.7%
	Drug Retail - 0.6%
1,700,000	H-Food Holdings LLC, Initial Term Loan, 5.065% (LIBOR + 300 bps), 5/23/25	$1,689,387
	Food Distributors - 0.8%
894,505	CTI Foods Holding Co., LLC, First Lien Term Loan, 5.58% (LIBOR + 350 bps), 6/29/20	$722,313
1,000,000	CTI Foods Holding Co., LLC, Second Lien Term Loan, 9.33% (LIBOR + 725 bps), 6/28/21	700,000
1,113,157	Mill US Acquisition, First Lien Term Loan, 6.34% (LIBOR + 400 bps), 7/3/20	1,076,980
		$2,499,293
	Food Retail - 1.3%
1,372,043	Albertson’s LLC, 2017-1 Term B-6 Loan, 5.311% (LIBOR + 300 bps), 6/22/23	1,369,577
1,542,250	Packers Holdings LLC, Initial Term Loan, 5.321% (LIBOR + 325 bps), 12/4/24	1,544,178
990,000	SIWF Holdings, Inc., First Lien Initial Term Loan, 6.314% (LIBOR + 425 bps), 6/15/25	996,188
		$3,909,943
	Total Food & Staples Retailing	$8,098,623
	FOOD, BEVERAGE & TOBACCO - 3.7%
	Packaged Foods & Meats - 3.5%
400,000	CHG PPC Parent LLC, First Lien Initial Term Loan, 4.826% (LIBOR + 275 bps), 3/31/25	$401,125
781,973	Chobani LLC, First Lien New Term Loan, 5.576% (LIBOR + 350 bps), 10/10/23	744,829
1,205,637	Dole Food Co., Inc., Tranche B Term Loan, 4.829% (LIBOR + 275 bps/PRIME + 175 bps), 4/6/24	1,205,166
1,439,125	Give and Go Prepared Foods Corp. (fka GG Foods Acquisition Corp.), First Lien 2017 Term Loan, 6.584% (LIBOR + 425 bps), 7/29/23	1,331,191
350,000	Herbalife Nutrition, Ltd., Term Loan B, 5.326% (LIBOR + 325 bps), 8/18/25	351,750
1,840,441	JBS USA Lux SA (fka JBS USA LLC), Initial Term Loan, 4.835% (LIBOR + 250 bps), 10/30/22	1,841,448
1,066,130	Pinnacle Foods Finance LLC, Initial B Term Loan, 3.832% (LIBOR + 175 bps), 2/2/24	1,067,596
1,960,000	Post Holdings, Inc., Series A Incremental Term Loan, 4.07% (LIBOR + 200 bps), 5/24/24	1,961,264
Principal Amount USD ($)		Value
	Packaged Foods & Meats - (continued)
1,443,652	Shearer’s Foods LLC, First Lien Term Loan, 6.326% (LIBOR + 425 bps), 6/30/21	$1,427,110
		$10,331,479
	Soft Drinks - 0.2%
500,000	Sunshine Investments BV, Facility B3, 5.564% (LIBOR + 325 bps), 3/28/25	$498,125
	Total Food, Beverage & Tobacco	$10,829,604
	HEALTH CARE EQUIPMENT & SERVICES - 13.6%
	Health Care Distributors - 0.3%
997,500	PharMerica Corp., First Lien Initial Term Loan, 5.567% (LIBOR + 350 bps), 12/6/24	$1,005,605
	Health Care Equipment - 0.4%
1,231,250	Cidron Healthcare, Ltd. (aka ConvaTec, Inc.), Term B Loan, 4.584% (LIBOR + 225 bps), 10/25/23	$1,237,406
	Health Care Facilities - 2.6%
1,468,429	Acadia Healthcare Co., Inc., Tranche B-4 Term Loan, 4.576% (LIBOR + 250 bps), 2/16/23	$1,478,219
1,427,810	ATI Holdings Acquisition, Inc., First Lien Initial Term Loan, 5.567% (LIBOR + 350 bps), 5/10/23	1,430,487
910,000(b)	Auris LuxCo (aka Sivantos Group), First Lien Term loan B, 7/24/25	917,963
584,260	CHS/Community Health Systems, Inc., Incremental 2021 Term H Loan, 5.563% (LIBOR + 325 bps), 1/27/21	577,282
1,000,000	Kindred Healthcare LLC, Closing Date Term Loan, 7.375% (LIBOR + 500 bps), 7/2/25	1,000,630
602,971	Quorum Health Corp., Term Loan, 8.826% (LIBOR + 675 bps), 4/29/22	611,047
1,393,019	Select Medical Corp., Tranche B Term Loan, 4.821% (LIBOR + 275 bps/PRIME + 175 bps), 3/1/21	1,404,035
445,221	Vizient, Inc., Term B-4 Loan, 4.826% (LIBOR + 275 bps), 2/13/23	445,962
		$7,865,625
	Health Care Services - 6.7%
1,500,000	Alliance HealthCare Services, Inc., Second Lien Initial Term Loan, 12.076% (LIBOR + 1,000 bps), 4/24/24	$1,492,500
1,711,671(c)	CCS Medical, Inc., Second Lien Term Loan, 14.0% (14.00% PIK 0.0% cash) (PRIME + 900 bps), 5/31/19	14,977
1,212,219	Concentra, Inc., First Lien Tranche B-1 Term Loan, 4.84% (LIBOR + 275 bps), 6/1/22	1,215,755
853,425	DaVita HealthCare Partners, Inc., Term Loan B2, 4.826% (LIBOR + 275 bps), 6/24/21	858,454
810,000	Diplomat Pharmacy, Inc., Initial Term B Loan, 6.58% (LIBOR + 450 bps), 12/20/24	815,569
1,357,683	Envision Healthcare Corp. (fka Emergency Medical Services Corp.), Initial Term Loan, 5.08% (LIBOR + 300 bps), 12/1/23	1,359,098
884,312	ExamWorks Group, Inc. (fka Gold Merger Co., Inc.), Term B-1 Loan, 5.326% (LIBOR + 325 bps), 7/27/23	891,405
1,000,000	Genex Holdings, Inc., Second Lien Initial Term Loan, 9.071% (LIBOR + 700 bps), 3/2/26	997,500
1,776,088	Genoa Healthcare Co., LLC, First Lien Term Loan, 5.326% (LIBOR + 325 bps), 10/30/23	1,785,338
100,000	Genoa Healthcare Co., LLC, Second Lien Initial Term Loan, 10.076% (LIBOR + 800 bps), 10/28/24	101,250
448,636	Gentiva Health Services, Inc., First Lien Closing Date Initial Term Loan, 6.125% (LIBOR + 375 bps), 7/2/25	452,550
1,103,689	GHX Ultimate Parent Corp., First Lien Initial Term Loan, 5.584% (LIBOR + 325 bps), 6/28/24	1,103,689
1,461,139	HC Group Holdings III, Inc., First Lien Refinancing Term Loan, 5.826% (LIBOR + 375 bps), 4/7/22	1,470,271
453,416	MPH Acquisition Holdings LLC, Initial Term Loan, 5.084% (LIBOR + 275 bps), 6/7/23	453,558
1,615,310	National Mentor Holdings, Inc., Tranche B Term Loan, 5.334% (LIBOR + 300 bps), 1/31/21	1,623,638
1,298,992	nThrive, Inc. (fka Precyse Acquisition Corp.), Additional Term B-2 Loan, 6.576% (LIBOR + 450 bps), 10/20/22	1,303,864
2,191,205	NVA Holdings, Inc., First Lien Term B-3 Loan, 4.826% (LIBOR + 275 bps), 2/2/25	2,187,097
493,750	Team Health Holdings, Inc., Initial Term Loan, 4.826% (LIBOR + 275 bps), 2/6/24	473,794
1,751,962	US Renal Care, Inc., First Lien Initial Term Loan, 6.584% (LIBOR + 425 bps), 12/30/22	1,714,002
		$20,314,309
	Health Care Supplies - 1.1%
899,938	Greatbatch, Ltd., New Term B Loan, 5.07% (LIBOR + 300 bps), 10/27/22	$906,350
668,250	Kinetic Concepts, Inc., Dollar Term Loan, 5.584% (LIBOR + 325 bps), 2/2/24	671,758
1,794,658	Sterigenics-Nordion Holdings LLC, Incremental Term Loan, 5.334% (LIBOR + 300 bps), 5/15/22	1,801,836
		$3,379,944
	Health Care Technology - 1.9%
1,550,469	Change Healthcare Holdings, Inc. (fka Emdeon, Inc.), Closing Date Term Loan, 4.826% (LIBOR + 275 bps), 3/1/24	$1,552,795
1,246,875	Chloe OX Parent LLC, Initial Term Loan, 6.834% (LIBOR + 450 bps), 12/23/24	1,252,330
500,000	Iqvia Inc. (Quintiles IMS), Term B-3 Dollar Loan, 4.084% (LIBOR + 175 bps), 6/11/25	500,235
1,065,775^	Medical Card System, Inc., Term Loan, 5.5% (LIBOR + 450 bps), 9/2/19	692,754
1,534,212	Press Ganey Holdings, Inc., First Lien Replacement Term Loan, 4.826% (LIBOR + 275 bps), 10/23/23	1,539,647
300,000	Sound Inpatient Physicians, Inc., First Lien Initial Term Loan, 5.076% (LIBOR + 300 bps), 6/27/25	301,781
		$5,839,542
	Managed Health Care - 0.6%
1,965,075	Prospect Medical Holdings, Inc., Term B-1 Loan, 7.625% (LIBOR + 550 bps), 2/22/24	$1,974,900
	Total Health Care Equipment & Services	$41,617,331
	HOUSEHOLD & PERSONAL PRODUCTS - 3.0%
	Cleaning Products - 0.6%
760,225	Parfums Holding Co., Inc., First Lien Initial Term Loan, 7.063% (LIBOR + 475 bps), 6/30/24	$767,828
1,000,000	Parfums Holding Co., Inc., Second Lien Initial Term Loan, 10.83% (LIBOR + 875 bps), 6/30/25	1,010,000
		$1,777,828
Principal Amount USD ($)		Value
	Household Products - 1.8%
496,250	Alphabet Holding Co., Inc. (aka Nature’s Bounty), First Lien Initial Term Loan B, 5.576% (LIBOR + 350 bps), 9/26/24	$470,445
1,500,000	Alphabet Holding Co., Inc. (aka Nature’s Bounty), Second Lien Initial Term Loan, 9.826% (LIBOR + 775 bps), 9/26/25	1,338,750
953,729	Spectrum Brands, Inc., 2017 Refinanced USD Term Loan, 4.349% (LIBOR + 200 bps), 6/23/22	955,741
1,217,700	Springer Science + Business Media GmbH, Initial Term B13 Loan, 5.576% (LIBOR + 350 bps), 8/15/22	1,219,693
1,485,000	WKI Holding Co., Inc., Initial Term Loan, 6.343% (LIBOR + 400 bps), 5/1/24	1,466,437
		$5,451,066
	Personal Products - 0.6%
930,625	Revlon Consumer Products Corp., Initial Term Loan B, 5.811% (LIBOR + 350 bps), 9/7/23	$699,907
1,340,391	Twist Beauty International Holdings SA, Facility B2, 5.445% (LIBOR + 275 bps), 4/22/24	1,330,338
		$2,030,245
	Total Household & Personal Products	$9,259,139
	INSURANCE - 3.0%
	Insurance Brokers - 0.1%
442,211	NFP Corp., Term B Loan, 5.076% (LIBOR + 300 bps), 1/8/24	$442,418
	Life & Health Insurance - 0.6%
1,856,682	Integro, Ltd., First Lien Initial Term Loan, 8.068% (LIBOR + 575 bps), 10/31/22	$1,861,324
	Property & Casualty Insurance - 2.3%
885,176	Acrisure LLC, First Lien 2017-2 Refinancing Term Loan, 6.592% (LIBOR + 425 bps), 11/22/23	$888,938
900,813	Alliant Holdings Intermediate LLC, Initial Term Loan, 5.067% (LIBOR + 300 bps), 5/9/25	901,887
615,000	AmWINS Group, Inc., First Lien Term Loan, 4.827% (LIBOR + 275 bps), 1/25/24	616,367
500,000	Confie Seguros Holding II Co., Second Lien Term Loan, 11.576% (LIBOR + 950 bps), 5/8/19	493,750
2,367,329	Confie Seguros Holding II Co., Term B Loan, 7.326% (LIBOR + 525 bps), 4/19/22	2,347,207
1,657,475	USI, Inc. (fka Compass Investors, Inc.), 2017 New Term Loan, 5.334% (LIBOR + 300 bps), 5/16/24	1,655,748
		$6,903,897
	Total Insurance	$9,207,639
	MATERIALS - 16.6%
	Construction Materials - 1.7%
959,500	84 Lumber Co., Term B-1 Loan, 7.315% (LIBOR + 525 bps), 10/25/23	$969,894
1,229,403	American Bath Group LLC, First Lien Replacement Term Loan, 6.584% (LIBOR + 425 bps), 9/30/23	1,238,624
493,750	American Builders & Contractors Supply Co., Inc., Term B-2 Loan, 4.076% (LIBOR + 200 bps), 10/31/23	492,207
494,464	Associated Asphalt Partners LLC, Tranche B Term Loan, 7.326% (LIBOR + 525 bps), 4/5/24	488,902
500,000(b)	Boyd Corp., Second Lien Term Loan, 8/14/26	500,938
530,000(b)	Boyd Corp., Term Loan B, 8/14/25	531,104
866,250	Penn Engineering & Manufacturing Corp., Tranche B Term Loan, 4.826% (LIBOR + 275 bps), 6/27/24	870,851
		$5,092,520
	Diversified Chemicals - 4.5%
805,843	Allnex (Luxembourg) & Cy SCA (fka AI Chem & Cy SCA), Tranche B-2 Term Loan, 5.567% (LIBOR + 325 bps), 9/13/23	$811,886
607,138	Allnex (Luxembourg) & Cy SCA (fka AI Chem & Cy SCA), Tranche B-3 Term Loan, 5.567% (LIBOR + 325 bps), 9/13/23	611,692
497,500	Avantor, Inc., Initial Dollar Term Loan, 6.076% (LIBOR + 400 bps), 11/21/24	503,667
1,234,661	Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems US Holdings, Inc.), Term B-3 Dollar Loan, 4.084% (LIBOR + 175 bps), 6/1/24	1,236,590
1,205,601	Azelis Finance SA (Azelis US Holding, Inc.), 2017 Refinancing Dollar Term Loan, 6.084% (LIBOR + 375 bps), 12/16/22	1,208,615
1,000,000	Chemours Co., Tranche B-2 US Dollar Term Loan, 3.83% (LIBOR + 175 bps), 4/3/25	999,838
1,666,223	Nexeo Solutions LLC, Term B-1 Loan, 5.58% (LIBOR + 325 bps), 6/9/23	1,677,678
560,362	Orion Engineered Carbons GmbH, Initial Dollar Term Loan, 4.334% (LIBOR + 200 bps), 7/25/24	560,015
1,457,729	Plaskolite LLC, First Lien Term Loan, 5.576% (LIBOR + 350 bps), 11/3/22	1,457,729
1,361,963	Tata Chemicals North America, Term Loan, 5.125% (LIBOR + 275 bps), 8/7/20	1,367,070
406,099	Tronox, Ltd., First Lien Blocked Dollar Term Loan, 5.076% (LIBOR + 300 bps), 9/23/24	408,087
937,151	Tronox, Ltd., First Lien Initial Dollar Term Loan, 5.076% (LIBOR + 300 bps), 9/23/24	941,739
1,376,551	Univar USA, Inc., Term B-3 Loan, 4.326% (LIBOR + 225 bps), 7/1/24	1,382,287
497,500	Vantage Specialty Chemicals, Inc., First Lien Closing Date Term Loan, 6.076% (LIBOR + 400 bps), 10/28/24	502,268
		$13,669,161
	Diversified Metals & Mining – 2.3%
1,600,000	Aleris International, Inc., Initial Term Loan, 6.826% (LIBOR + 475 bps), 2/27/23	$1,626,000
2,219,375	Global Brass and Copper, Inc. Initial Term Loan, 4.625% (LIBOR + 250 bps), 5/29/25	2,229,029
975,000	Oxbow Carbon LLC, First Lien Tranche B Term Loan, 5.576% (LIBOR + 350 bps), 1/4/23	983,531
1,250,000	UNIMIN Corp., Initial Term Loan, 6.05% (LIBOR + 375 bps), 6/1/25	1,238,281
947,625	US Silica Co., Term Loan, 6.125% (LIBOR + 400 bps), 5/1/25	947,507
		$7,024,348
	Metal & Glass Containers - 1.0%
625,000	Ball Metalpack Finco LLC, First Lien Initial Term Loan, 6.576% (LIBOR + 450 bps), 7/31/25	$631,250
949,416	BWay Holding Co., Initial Term Loan, 5.581% (LIBOR + 325 bps), 4/3/24	946,350
1,496,250	IBC Capital I, Ltd. (aka Goodpack, Ltd.), First Lien Tranche B-1 Term Loan, 6.085% (LIBOR + 375 bps), 9/11/23	1,506,226
		$3,083,826
Principal Amount USD ($)		Value
	Paper Packaging - 2.5%
943,270	Berry Global, Inc. (fka Berry Plastics Corp.), Term Q Loan, 4.186% (LIBOR + 200 bps), 10/1/22	$944,596
2,007,934	Caraustar Industries, Inc., Refinancing Term Loan, 7.834% (LIBOR + 550 bps), 3/14/22	$2,023,747
1,498,333	Expera Specialty Solutions LLC, Term Loan B, 6.205% (LIBOR + 425 bps), 11/3/23	1,501,611
1,095,188	Onex Wizard Acquisition Co. I S.a.r.l. (aka SIG Combibloc Group), Term Loan, 4.826% (LIBOR + 275 bps), 3/11/22	1,100,587
992,500	Plastipak Holdings, Inc., Tranche B Term Loan, 4.58% (LIBOR + 250 bps), 10/14/24	992,872
1,044,750	Trident TPI Holdings, Inc., Tranche B-1 Term Loan, 5.326% (LIBOR + 325 bps), 10/17/24	1,044,097
		$7,607,510
	Paper Products - 0.6%
298,148	Ranpak Corp., Second Lien Initial Term Loan, 9.31% (LIBOR + 725 bps), 10/3/22	$300,384
1,552,988	Ranpak Corp., Tranche B-1 USD Term Loan, 5.326% (LIBOR + 325 bps), 10/1/21	1,558,812
		$1,859,196
	Specialty Chemicals - 2.0%
1,447,393	Ferro Corporation, Tranche B-1 Term Loan, 4.584% (LIBOR + 225 bps), 2/14/24	$1,456,740
338,483	H.B. Fuller Co., Commitment, 4.077% (LIBOR + 200 bps), 10/20/24	338,694
1,084,330	MacDermid, Inc. (Platform Specialty Products Corp.), Tranche B-6 Term Loan, 5.076% (LIBOR + 300 bps), 6/7/23	1,089,244
1,385,143	Omnova Solutions, Inc., Term B-2 Loan, 5.326% (LIBOR + 325 bps), 8/25/23	1,393,800
1,338,413	PQ Corp., Third Amendment Tranche B-1 Term Loan, 4.576% (LIBOR + 250 bps), 2/8/25	1,341,620
494,962	Versum Materials, Inc. (fka Versum Materials LLC), Term Loan, 4.334% (LIBOR + 200 bps), 9/29/23	496,818
		$6,116,916
	Steel – 2.0%
1,950,629	Atkore International, Inc., First Lien Initial Incremental Term Loan, 5.09% (LIBOR + 275 bps), 12/22/23	$1,957,642
992,500	Big River Steel LLC, Closing Date Term Loan, 7.334% (LIBOR + 500 bps), 8/23/23	1,006,147
403,988	Phoenix Services International LLC, Term B Loan, 5.83% (LIBOR + 375 bps), 3/1/25	406,344
837,880	TMS International Corp. (aka Tube City IMS Corp.), Term B-2 Loan, 4.826% (LIBOR + 275 bps), 8/14/24	841,546
1,939,096	Zekelman Industries, Inc. (fka JMC Steel Group, Inc.), Term Loan, 4.582% (LIBOR + 225 bps), 6/14/21	1,940,918
		$6,152,597
	Total Materials	$50,606,074
	MEDIA - 12.1%
	Advertising - 1.6%
1,921,639	CB Poly Investments LLC, First Lien Closing Date Term Loan, 5.826% (LIBOR + 375 bps), 8/16/23	$1,936,656
611,200	Checkout Holding Corp., First Lien Term B Loan, 5.813% (LIBOR + 350 bps), 4/9/21	302,238
1,124,074	Crossmark Holdings, Inc., First Lien Term Loan, 5.834% (LIBOR + 350 bps), 12/20/19	710,977
342,128	Outfront Media Capital LLC (Outfront Media Capital Corp.), Term Loan, 4.075% (LIBOR + 200 bps), 3/18/24	344,113
1,635,000	Red Ventures LLC (New Imagitas, Inc.), First Lien Term Loan, 6.076% (LIBOR + 400 bps), 11/8/24	1,655,693
		$4,949,677
	Broadcasting - 3.8%
754,530	A-L Parent LLC (aka Learfield Communications), First Lien Initial Term Loan, 5.33% (LIBOR + 325 bps), 12/1/23	$761,133
193,538	CBS Radio, Inc., Term B-1 Loan, 4.816% (LIBOR + 275 bps), 11/18/24	192,084
493,750	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), March 2017 Refinancing Term Loan, 4.314% (LIBOR + 225 bps), 7/17/25	492,975
728,809	Gray Television, Inc., Term B-2 Loan, 4.331% (LIBOR + 225 bps), 2/7/24	730,891
1,116,062	Hubbard Radio LLC, Term Loan, 5.08% (LIBOR + 300 bps), 3/28/25	1,119,784
1,939,534	MediArena Acquisition BV (fka AP NMT Acquisition BV), First Lien Dollar Term B Loan, 8.087% (LIBOR + 575 bps), 8/13/21	1,947,009
56,758	Mission Broadcasting, Inc., Term B-2 Loan, 4.582% (LIBOR + 250 bps), 1/17/24	56,953
417,086	Nexstar Broadcasting, Inc., Term B-2 Loan, 4.582% (LIBOR + 250 bps), 1/17/24	418,998
521,063	Raycom TV Broadcasting LLC, Tranche B-1 Term Loan, 4.326% (LIBOR + 225 bps), 8/23/24	522,040
2,057,532	Sinclair Television Group, Inc., Tranche B Term Loan, 4.33% (LIBOR + 225 bps), 1/3/24	2,061,365
1,198,436	Townsquare Media, Inc., Additional Term B Loan, 5.076% (LIBOR + 300 bps), 4/1/22	1,201,058
2,088,251	Univision Communications, Inc., 2017 Replacement Repriced First Lien Term Loan, 4.826% (LIBOR + 275 bps), 3/15/24	2,010,593
		$11,514,883
	Cable & Satellite - 3.7%
2,494,961	Altice US Finance I Corp., March 2017 Refinancing Term Loan, 4.326% (LIBOR + 225 bps), 7/28/25	$2,492,883
346,500	Cable One, Inc., Incremental Term B-1 Loan, 4.09% (LIBOR + 175 bps), 5/1/24	348,232
1,948,298	Charter Communications Operating LLC (aka CCO Safari LLC), Term B Loan, 4.08% (LIBOR + 200 bps), 4/30/25	1,951,341
1,824,612	MCC Iowa LLC, Tranche M Term Loan, 3.96% (LIBOR + 200 bps), 1/15/25	1,831,454
1,985,000	SFR Group SA, USD Term Loan B-12, 5.751% (LIBOR + 369 bps), 1/31/26	1,916,353
285,000	Telenet Financing USD LLC, Term Loan AN Facility, 4.313% (LIBOR + 225 bps), 8/15/26	281,972
500,000	Unitymedia Finance LLC, Facility E Term Loan, 4.063% (LIBOR + 200 bps), 6/1/23	499,821
915,370	UPC Financing Partnership, Facility AR, 4.563% (LIBOR + 250 bps), 1/15/26	913,326
1,117,713	Virgin Media Bristol LLC, Facility K, 4.563% (LIBOR + 250 bps), 1/15/26	1,118,499
		$11,353,881
Principal Amount USD ($)		Value
	Movies & Entertainment - 1.3%
1,126,066	AMC Entertainment, Inc., Initial Term Loan, 4.313% (LIBOR + 225 bps), 12/15/22	$1,128,412
1,000,000	CDS US Intermediate Holdings, Inc. (Cirque Du Soleil Canada, Inc.), Second Lien Initial Term Loan, 10.326% (LIBOR + 825 bps), 7/10/23	979,583
198,529	Kasima LLC, Term Loan, 4.734% (LIBOR + 250 bps), 5/17/21	200,018
470,858	Live Nation Entertainment, Inc., Term B-3 Loan, 3.875% (LIBOR + 175 bps), 10/31/23	472,621
1,045,000	Seminole Hard Rock Entertainment, Inc., Term Loan, 5.087% (LIBOR + 275 bps), 5/14/20	1,050,878
		$3,831,512
	Publishing - 1.7%
670,680	DH Publishing LP, Term B-6 Loan, 4.327% (LIBOR + 225 bps), 8/20/23	$672,105
9,581	Lee Enterprises, Inc., First Lien Term Loan, 8.326% (LIBOR + 625 bps), 3/31/19	9,592
2,436,842	McGraw-Hill Global Education Holdings LLC, First Lien Term B Loan, 6.076% (LIBOR + 400 bps), 5/4/22	2,333,783
1,612,671	Quincy Newspapers, Inc., Term Loan B, 5.131% (LIBOR + 300 bps/PRIME + 200 bps), 11/2/22	1,619,388
549,911	Trader Corp., First Lien 2017 Refinancing Term Loan, 5.065% (LIBOR + 300 bps), 9/28/23	551,974
		$5,186,842
	Total Media	$36,836,795
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.9%
	Biotechnology - 0.5%
1,066,025	Alkermes, Inc., 2023 Term Loan, 4.34% (LIBOR + 225 bps), 3/27/23	$1,066,691
444,375	Lantheus Holdings, Inc., Replacement Term Loan, 5.826% (LIBOR + 375 bps), 6/30/22	446,041
		$1,512,732
	Life Sciences Tools & Services - 1.3%
1,736,875	Albany Molecular Research, Inc., First Lien Initial Term Loan, 5.326% (LIBOR + 325 bps), 8/30/24	$1,737,092
1,000,000	Albany Molecular Research, Inc., Second Lien Initial Term Loan, 9.076% (LIBOR + 700 bps), 8/30/25	1,001,667
271,979	Catalent Pharma Solutions, Inc. (fka Cardinal Health 409, Inc.), Dollar Term Loan, 4.326% (LIBOR + 225 bps), 5/20/24	273,466
890,909	Explorer Holdings, Inc., Initial Term Loan, 6.084% (LIBOR + 375 bps), 5/2/23	895,364
		$3,907,589
	Pharmaceuticals - 2.1%
1,593,900	Endo Luxembourg Finance Company I S.a.r.l., Initial Term Loan, 6.375% (LIBOR + 425 bps), 4/29/24	$1,605,845
866,145	Horizon Pharma, Inc., Third Amendment Refinanced Term Loan, 5.375% (LIBOR + 325 bps), 3/29/24	889,964
1,096,315	Jaguar Holding Co. I LLC (aka Pharmaceutical Product Development LLC), 2018 Term Loan, 4.576% (LIBOR + 250 bps), 8/18/22	1,096,467
297,750	Parexel International Corp., Term Loan B, 4.826% (LIBOR + 275 bps), 9/27/24	297,843
2,576,187	Valeant Pharmaceuticals International, Inc., Initial Term Loan, 5.081% (LIBOR + 300 bps), 6/2/25	2,588,264
		$6,478,383
	Total Pharmaceuticals, Biotechnology & Life Sciences	$11,898,704
	REAL ESTATE - 1.6%
	Diversified REIT - 0.2%
421,510	ESH Hospitality, Inc., Third Repriced Term Loan, 4.076% (LIBOR + 200 bps), 8/30/23	$421,539
	Hotel & Resort REIT - 0.4%
1,334,288	MGM Growth Properties Operating Partnership LP, Term B Loan, 4.076% (LIBOR + 200 bps), 3/21/25	$1,335,837
	Retail REIT - 0.4%
1,200,000(b)	DTZ U.S. Borrower LLC (aka Cushman & Wakefield), Closing Date Term Loan, 8/21/25	$1,198,375
	Specialized REIT - 0.6%
1,940,512	Communications Sales & Leasing, Inc. (CSL Capital LLC), Shortfall Term Loan, 5.076% (LIBOR + 300 bps), 10/24/22	$1,863,485
	Total Real Estate	$4,819,236
	RETAILING - 4.1%
	Apparel Retail - 0.5%
518,433	Hudson’s Bay Co., Term Loan B, 5.315% (LIBOR + 325 bps), 9/30/22	$499,640
1,124,955	Men’s Wearhouse, Inc., Tranche B-2 Term Loan, 5.582% (LIBOR + 350 bps), 4/9/25	1,134,095
		$1,633,735
	Automotive Retail - 0.5%
1,388,977	CWGS Group LLC, Term Loan, 4.83% (LIBOR + 275 bps), 11/8/23	$1,373,351
	Department Stores - 0.7%
446,625	Archroma Finance S.a.r.l., First Lien Facility B2, 6.583% (LIBOR + 425 bps), 8/12/24	$447,742
484,076	J.C. Penney Corp., Inc., Term Loan, 6.567% (LIBOR + 425 bps), 6/23/23	442,473
1,500,000(b)	Neiman Marcus Group, Ltd., LLC, Other Term Loan, 10/25/20	1,397,812
		$2,288,027
	Internet & Direct Marketing Retail - 0.2%
550,000	Shutterfly, Inc., Incremental Term Loan, 4.83% (LIBOR + 275 bps), 8/17/24	$552,131
	Specialty Stores - 2.2%
992,500	Bass Pro Group LLC, Initial Term Loan, 7.076% (LIBOR + 500 bps), 9/25/24	$1,002,053
739,850	Michaels Stores, Inc., 2018 New Replacement Term B Loan, 4.572% (LIBOR + 250 bps), 1/30/23	739,480
480,651	Party City Holdings, Inc., 2018 Replacement Term Loan, 5.053% (LIBOR + 275 bps), 8/19/22	483,299
2,428,121	PetSmart, Inc., Tranche B-2 Term Loan, 5.09% (LIBOR + 300 bps), 3/11/22	2,083,415
Principal Amount USD ($)		Value
	Specialty Stores - (continued)
2,481,250	Staples, Inc., Term Loan B, 6.343% (LIBOR + 400 bps), 9/12/24	$2,478,665
		$6,786,912
	Total Retailing	$12,634,156
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.9%
	Semiconductor Equipment - 0.8%
181,892	Entegris, Inc., New Tranche B Term Loan, 4.326% (LIBOR + 225 bps), 4/30/21	$182,119
1,711,977	MACOM Technology Solutions Holdings, Inc. (fka M/A-COM Technology Solutions Holdings, Inc.), Initial Term Loan, 4.326% (LIBOR + 225 bps), 5/17/24	1,683,443
246,851	Micron Technology, Inc., Term Loan, 3.83% (LIBOR + 175 bps), 4/26/22	248,086
212,096	MKS Instruments, Inc., Tranche B-3 Term Loan, 3.826% (LIBOR + 175 bps), 5/1/23	213,156
		$2,326,804
	Semiconductors - 1.1%
495,009	Bright Bidco BV (aka Lumileds LLC), 2018 Refinancing Term B Loan, 5.751% (LIBOR + 350 bps), 6/30/24	$491,916
1,250,000	Microchip Technology, Inc., Initial Term Loan, 4.08% (LIBOR + 200 bps), 5/29/25	1,249,865
1,185,188	Mirion Technologies (Finance) LLC (Mirion Technologies, Inc.), First Lien Initial Term Loan, 6.976% (LIBOR + 475 bps), 3/31/22	1,182,224
400,169	ON Semiconductor Corp., 2018 New Replacement Term B-3 Loan, 3.826% (LIBOR + 175 bps), 3/31/23	401,292
		$3,325,297
	Total Semiconductors & Semiconductor Equipment	$5,652,101
	SOFTWARE & SERVICES - 8.0%
	Application Software - 2.0%
794,000	Applied Systems, Inc., First Lien Initial Term Loan, 5.334% (LIBOR + 300 bps), 9/19/24	$798,466
750,000	Applied Systems, Inc., Second Lien Initial Term Loan, 9.334% (LIBOR + 700 bps), 9/19/25	776,719
400,000	Dynatrace LLC, First Lien Term Loan, 5.316% (LIBOR + 325 bps), 8/25/25	402,250
250,000	Dynatrace LLC, Second Lien Term Loan, 9.066% (LIBOR + 700 bps), 8/24/26	252,812
749,254	Infor (US), Inc. (fka Lawson Software, Inc.), Tranche B-6 Term Loan, 4.826% (LIBOR + 275 bps), 2/1/22	750,603
1,714,134	STG-Fairway Acquisitions, Inc., First Lien Term Loan, 7.592% (LIBOR + 525 bps), 6/30/22	1,714,134
1,318,289	Verint Systems, Inc., Refinancing Term Loan, 4.082% (LIBOR + 200 bps), 6/28/24	1,320,761
		$6,015,745
	Data Processing & Outsourced Services - 1.4%
1,000,000(b)	Everi Payments, Inc., Term B loan, 5/9/24	$1,007,125
1,571,377	First Data Corp., 2022D New Dollar Term Loan, 4.066% (LIBOR + 200 bps), 7/8/22	1,570,886
1,131,090	First Data Corp., 2024A New Dollar Term Loan, 4.066% (LIBOR + 200 bps), 4/26/24	1,130,737
735,000	WEX, Inc., Term B-2 Loan, 4.326% (LIBOR + 225 bps), 6/30/23	737,628
		$4,446,376
	Internet Software & Services - 0.9%
908,093	Match Group, Inc. (fka The Match Group, Inc.), Additional Term B-1 Loan, 4.577% (LIBOR + 250 bps), 11/16/22	$914,904
1,876,916	Rackspace Hosting, Inc., First Lien Term B Loan, 5.348% (LIBOR + 300 bps), 11/3/23	1,870,024
		$2,784,928
	IT Consulting & Other Services - 2.4%
768,805	Booz Allen Hamilton, Inc., New Refinancing Tranche B Term Loan, 4.076% (LIBOR + 200 bps), 6/30/23	$773,226
988,926	Go Daddy Operating Co., LLC (GD Finance Co, Inc.), Tranche B-1 Term Loan, 4.326% (LIBOR + 225 bps), 2/15/24	992,547
469,083	Kronos, Inc., First Lien Incremental Term Loan, 5.343% (LIBOR + 300 bps), 11/1/23	470,752
1,485,000	Peraton Corp. (fka MHVC Acquisition Corp.), First Lien Initial Term Loan, 7.59% (LIBOR + 525 bps), 4/29/24	1,496,138
299,250	Rocket Software, Inc., First Lien Term Loan, 6.084% (LIBOR + 375 bps), 10/14/23	302,093
700,000	Rocket Software, Inc., Second Lien Term Loan, 11.834% (LIBOR + 950 bps), 10/14/24	703,500
1,337,120	Tempo Acquisition LLC, Initial Term Loan, 5.076% (LIBOR + 300 bps), 5/1/24	1,341,967
1,200,000(b)	Verscend Holding Corp., Term B Loan, 8/27/25	1,209,374
		$7,289,597
	Systems Software - 1.3%
1,871,236	EZE Software Group LLC, First Lien Term B-2 Loan, 5.076% (LIBOR + 300 bps), 4/6/20	$1,877,864
321,161	Ivanti Software, Inc. (fka LANDesk Group, Inc.), First Lien Term Loan, 6.33% (LIBOR + 425 bps), 1/20/24	321,401
496,250	Project Silverback Holdings Corp., First Lien New Term Loan, 5.566% (LIBOR + 350 bps), 8/21/24	476,400
1,219,646	Rovi Solutions Corp., Term B Loan, 4.58% (LIBOR + 250 bps), 7/2/21	1,218,732
		$3,894,397
	Total Software & Services	$24,431,043
	TECHNOLOGY HARDWARE & EQUIPMENT - 2.7%
	Communications Equipment - 0.4%
194,500	Commscope, Inc., Tranche 5 Term Loan, 4.076% (LIBOR + 200 bps), 12/29/22	$195,806
1,125,000	Plantronics, Inc., Initial Term B Loan, 4.576% (LIBOR + 250 bps), 7/2/25	1,125,000
		$1,320,806
	Electronic Manufacturing Services - 0.3%
836,808	4L Technologies, Inc. (fka Clover Holdings, Inc.), Term Loan, 6.576% (LIBOR + 450 bps), 5/8/20	$822,686
	Technology Distributors - 0.8%
1,030,333	CDW LLC (aka AP Exhaust Acquisition LLC) (fka CDW Corp.), Term Loan, 3.83% (LIBOR + 175 bps), 8/17/23	$1,032,071
Principal Amount USD ($)		Value
	Technology Distributors - (continued)
585,060	SS&C Technologies Holdings, Inc., 2017 Refinancing New Term B-1 Loan, 4.326% (LIBOR + 225 bps), 7/8/22	$587,741
658,127	SS&C Technologies Holdings, Inc., Term B-3 Loan, 4.326% (LIBOR + 225 bps), 4/16/25	659,567
256,011	SS&C Technologies Holdings, Inc., Term B-4 Loan, 4.326% (LIBOR + 225 bps), 4/16/25	256,571
		$2,535,950
	Technology Hardware, Storage & Peripherals - 1.2%
1,127,584	Dell International LLC, Refinancing Term B Loan, 4.08% (LIBOR + 200 bps), 9/7/23	$1,128,234
1,201,179	Diebold Nixdorf, Inc. (fka Diebold, Inc.), New Dollar Term B Loan, 4.875% (LIBOR + 275 bps), 11/6/23	1,049,030
1,401,210	Western Digital Corp., US Term B-4 Loan, 3.816% (LIBOR + 175 bps), 4/29/23	1,403,582
		$3,580,846
	Total Technology Hardware & Equipment	$8,260,288
	TELECOMMUNICATION SERVICES - 3.6%
	Integrated Telecommunication Services - 2.8%
654,000	Altice France SA, USD TLB-[13] Incremental Term Loan, 6.067% (LIBOR + 400 bps), 8/14/26	$637,957
2,526,776	CenturyLink, Inc., Initial Term B Loan, 4.826% (LIBOR + 275 bps), 1/31/25	2,500,720
1,094,000	Frontier Communications Corp., Term B-1 Loan, 5.83% (LIBOR + 375 bps), 6/15/24	1,059,813
949,616	GCI Holdings, Inc., New Term B Loan, 4.326% (LIBOR + 225 bps), 2/2/22	950,803
1,243,406	Level 3 Financing, Inc., Tranche B 2024 Term Loan, 4.317% (LIBOR + 225 bps), 2/22/24	1,245,996
250,000	Securus Technologies Holdings, Inc., Second Lien Term Loan, 10.326% (LIBOR + 825 bps), 11/1/25	250,703
248,750	Securus Technologies Holdings, Inc., Term Loan, 6.576% (LIBOR + 450 bps), 11/1/24	249,268
1,000,000	TDC AS, Facility B2, 5.839% (LIBOR + 350 bps), 6/4/25	1,009,062
542,980	Windstream Services LLC (fka Windstream Corp.), 2016 Term Loan Tranche B-6, 6.06% (LIBOR + 400 bps), 3/29/21	507,686
		$8,412,008
	Wireless Telecommunication Services - 0.8%
2,547,800	Sprint Communications, Inc., Initial Term Loan, 4.625% (LIBOR + 250 bps), 2/2/24	$2,552,047
	Total Telecommunication Services	$10,964,055
	TRANSPORTATION - 4.2%
	Airlines - 2.4%
833,700	Air Canada, Replacement Term Loan, 4.073% (LIBOR + 200 bps), 10/6/23	$837,347
1,242,388	American Airlines, Inc., 2017 Class B Term Loan, 4.063% (LIBOR + 200 bps), 12/14/23	1,235,400
2,881,181	American Airlines, Inc., 2018 Replacement Term Loan, 3.815% (LIBOR + 175 bps), 6/27/25	2,824,958
2,058,000	American Airlines, Inc., Replacement Class B Term Loan, 4.065% (LIBOR + 200 bps), 4/28/23	2,045,996
237,617	United AirLines, Inc., Refinanced Term Loan, 3.826% (LIBOR + 175 bps), 4/1/24	240,736
		$7,184,437
	Marine - 0.8%
1,528,106	Commercial Barge Line Co., Initial Term Loan, 10.826% (LIBOR + 875 bps), 11/12/20	$1,238,721
1,171,876	Navios Maritime Partners LP, Initial Term Loan, 7.33% (LIBOR + 500 bps), 9/14/20	1,176,759
		$2,415,480
	Trucking - 1.0%
397,000	PODS LLC, Tranche B-4 Term Loan, 4.821% (LIBOR + 275 bps), 12/6/24	$398,440
764,000	Syncreon Global Finance, Inc., Term Loan, 6.326% (LIBOR + 425 bps), 10/28/20	723,890
1,920,682	YRC Worldwide, Inc., Tranche B-1 Term Loan, 10.576% (LIBOR + 850 bps), 7/26/22	1,956,095
		$3,078,425
	Total Transportation	$12,678,342
	UTILITIES - 3.1%
	Electric Utilities - 1.7%
1,185,972	APLP Holdings, Ltd., Partnership, Term Loan, 5.076% (LIBOR + 300 bps), 4/13/23	$1,190,419
1,442,750	Calpine Construction Finance Co., LP, Term B Loan, 4.576% (LIBOR + 250 bps), 1/15/25	1,445,756
132,761	Helix Gen Funding LLC, Term Loan, 5.826% (LIBOR + 375 bps), 6/3/24	128,405
698,250	St. Joseph Energy Center LLC, Term B Loan Advance, 5.844% (LIBOR + 350 bps/PRIME + 250 bps), 4/10/25	702,614
1,237,762	TPF II Power LLC (TPF II Convert Midco LLC), Term Loan, 5.826% (LIBOR + 375 bps), 10/2/23	1,239,563
441,139	Vistra Operations Co., LLC (fka Tex Operations Co., LLC), Initial Term Loan, 4.076% (LIBOR + 200 bps), 8/4/23	440,956
		$5,147,713
	Independent Power Producers & Energy Traders - 1.1%
1,205,168	Calpine Corp., Term Loan, 4.84% (LIBOR + 250 bps), 1/15/24	$1,208,391
862,581	NRG Energy, Inc., Term Loan, 4.084% (LIBOR + 175 bps), 6/30/23	862,792
1,282,368	TerraForm AP Acquisition Holdings LLC, Term Loan, 6.584% (LIBOR + 425 bps), 6/27/22	1,285,174
		$3,356,357
	Water Utilities - 0.3%
369,375	Culligan NewCo., Ltd., First Lien Tranche B-1 Term Loan, 5.326% (LIBOR + 325 bps), 12/13/23	$368,221
558,538	WTG Holdings III Corp., Refinancing 2017-2 First Lien Term Loan, 5.076% (LIBOR + 300 bps), 12/20/24	562,203
		$930,424
	Total Utilities	$9,434,494
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $418,935,126)	$415,483,467
Shares		Value
	COMMON STOCKS - 0.1% of Net Assets
	CONSUMER DURABLES & APPAREL - 0.0%†
	Homebuilding - 0.0%†
31,348(d)	WAICCS Las Vegas 3 LLC	$100,000
	Total Consumer Durables & Apparel	$100,000
	HEALTH CARE EQUIPMENT & SERVICES - 0.0%†
	Health Care Technology - 0.0%†
209,625^(d)	Medical Card System, Inc.	$2,096
	Total Health Care Equipment & Services	$2,096
	MEDIA - 0.0%†
	Publishing - 0.0%†
1,242(d)	Solocal Group SA	$1,494
	Total Media	$1,494
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%†
	Biotechnology - 0.0%†
2,454(d)	Progenics Pharmaceuticals, Inc.	$19,215
	Total Pharmaceuticals, Biotechnology & Life Sciences	$19,215
	RETAILING - 0.1%
	Computer & Electronics Retail - 0.1%
91,346^(d)	Targus Cayman SubCo., Ltd.	$190,000
	Total Retailing	$190,000
	TRANSPORTATION - 0.0%†
	Airlines - 0.0%†
732	Delta Air Lines, Inc.	$42,808
	Total Transportation	$42,808
	UTILITIES - 0.0%†
	Independent Power Producers & Energy Traders - 0.0%†
775	NRG Energy, Inc.	$27,427
	Total Utilities	$27,427
	TOTAL COMMON STOCKS
	(Cost $831,665)	$383,040
Principal Amount USD ($)		Value
	ASSET BACKED SECURITY - 0.2% of Net Assets
	BANKS - 0.2%
	Thrifts & Mortgage Finance - 0.2%
500,000(a)	Hertz Fleet Lease Funding LP, Series 2016-1, Class E, 5.563% (1 Month USD LIBOR + 350 bps), 4/10/30 (144A)	$501,525
	Total Banks	$501,525
	TOTAL ASSET BACKED SECURITY
	(Cost $503,250)	$501,525
	CORPORATE BONDS - 7.2% of Net Assets
	BANKS - 0.4%
	Diversified Banks - 0.4%
1,100,000(e)(f)	BNP Paribas SA, 7.625% (5 Year USD Swap Rate + 631 bps) (144A)	$1,168,750
	Total Banks	$1,168,750
	CAPITAL GOODS - 0.3%
	Trading Companies & Distributors - 0.3%
900,000	United Rentals North America, Inc., 4.625%, 7/15/23	$909,675
	Total Capital Goods	$909,675
	DIVERSIFIED FINANCIALS - 0.2%
	Diversified Capital Markets - 0.2%
700,000	Avation Capital SA, 6.5%, 5/15/21 (144A)	$702,625
	Total Diversified Financials	$702,625
	ENERGY - 1.3%
	Oil & Gas Equipment & Services - 0.6%
1,000,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.0%, 10/1/22	$997,500
1,000,000	FTS International, Inc., 6.25%, 5/1/22	981,250
		$1,978,750
	Oil & Gas Exploration & Production - 0.1%
245,000	Gulfport Energy Corp., 6.625%, 5/1/23	$249,900
	Oil & Gas Storage & Transportation - 0.6%
1,000,000(a)	Golar LNG Partners LP, 6.71% (3 Month USD LIBOR + 440 bps), 5/22/20	$982,500
800,000(a)	Golar LNG Partners LP, 8.564% (3 Month USD LIBOR + 625 bps), 5/18/21 (144A)	804,000
		$1,786,500
	Total Energy	$4,015,150
	HEALTH CARE EQUIPMENT & SERVICES - 0.2%
	Health Care Facilities - 0.2%
500,000	CHS/Community Health Systems, Inc., 6.25%, 3/31/23	$475,000
48,000	CHS/Community Health Systems, Inc., 8.125%, 6/30/24 (144A)	39,480
	Total Health Care Equipment & Services	$514,480
	INSURANCE - 2.4%
	Reinsurance - 2.4%
1,175,254+(g)(h)	Berwick Re 2018-1, Variable Rate Notes, 12/31/21	$1,230,961
250,000+(g)(h)	Carnoustie Re 2016, Variable Rate Notes, 11/30/20	6,750
250,000+(g)(h)	Carnoustie Re 2017, Variable Rate Notes, 11/30/21	63,550
400,000+(g)(h)	Eden Re II, Variable Rate Notes, 3/22/22 (144A)	431,120
Principal Amount USD ($)		Value
	Reinsurance - (continued)
250,000+(g)(h)	Formby Re 2018, Variable Rate Notes, 6/15/19	$253,706
250,000+(g)(h)	Gleneagles Re 2016, Variable Rate Notes, 11/30/20	23,218
250,000+(g)(h)	Harambee Re 2018, Variable Rate Notes, 12/31/21	267,175
272,363+(g)(h)	Kilarney Re 2018, Variable Rate Notes, 4/15/19	251,418
400,000(a)	Kilimanjaro II Re, 7.921% (6 Month USD LIBOR + 572 bps), 4/20/21 (144A) (Cat Bond)	405,240
250,000(a)	Kilimanjaro Re, 8.849% (3 Month U.S. Treasury Bill + 675 bps), 12/6/19 (144A) (Cat Bond)	249,400
250,000(a)	Kilimanjaro Re, 11.349% (3 Month U.S. Treasury Bill + 925 bps), 12/6/19 (144A) (Cat Bond)	251,000
250,000+(g)(h)	Limestone Re, Variable Rate Notes, 3/1/22	254,225
300,000+(g)(h)	Lorenz Re 2018, Variable Rate Notes, 7/1/21	310,560
250,000+(g)(h)	Madison Re 2016, Variable Rate Notes, 3/31/19	6,950
300,000+(g)(h)	Merion Re 2018-2, Variable Rate Notes, 12/31/21	331,184
400,000+(g)(h)	Pangaea Re 2016-1, Variable Rate Notes, 11/30/20	640
400,000+(g)(h)	Pangaea Re 2017-1, Variable Rate Notes, 11/30/21	1,808
400,000+(g)(h)	Pangaea Re 2018-1, Variable Rate Notes, 12/31/21	436,352
400,000+(g)(h)	Pangaea Re 2018-3, Variable Rate Notes, 7/1/22	410,880
400,000+(g)(h)	Pinehurst Re 2018-1, Variable Rate Notes, 1/15/19	392,270
250,000+(g)(h)	Promissum Re 2018, Variable Rate Notes, 6/15/19	239,225
250,000+(g)(h)	Resilience Re, Variable Rate Notes, 1/3/18	238,575
250,000+(g)(h)	Resilience Re, Variable Rate Notes, 4/6/18	260,325
300,000+(g)(h)	Resilience Re, Variable Rate Notes, 1/8/19 (144A)	300,000
300,000+(g)(h)	Resilience Re, Variable Rate Notes, 5/1/19	3,000
400,000+(g)(h)	St. Andrews Re 2017-1, Variable Rate Notes, 2/1/19	27,120
347,597+(g)(h)	St. Andrews Re 2017-4, Variable Rate Notes, 6/1/19	34,204
250,000(a)	Ursa Re, 3.5% (ZERO + 350 bps), 5/27/20 (144A) (Cat Bond)	249,525
250,000+(g)(h)	Woburn Re 2018, Variable Rate Notes, 12/31/21	262,456
	Total Insurance	$7,192,837
	MATERIALS - 0.2%
	Commodity Chemicals - 0.2%
758,000	Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 4/1/25 (144A)	$776,950
	Total Materials	$776,950
	MEDIA - 0.6%
	Broadcasting - 0.1%
300,000	CSC Holdings LLC, 5.5%, 4/15/27 (144A)	$292,125
	Cable & Satellite - 0.5%
750,000	Hughes Satellite Systems Corp., 5.25%, 8/1/26	$717,187
1,000,000	Sirius XM Radio, Inc., 3.875%, 8/1/22 (144A)	981,200
		$1,698,387
	Total Media	$1,990,512
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.3%
	Pharmaceuticals - 0.3%
1,000,000	Valeant Pharmaceuticals International, Inc., 5.5%, 11/1/25 (144A)	$997,500
	Total Pharmaceuticals, Biotechnology & Life Sciences	$997,500
	RETAILING - 0.1%
	Automotive Retail - 0.1%
208,000	Penske Automotive Group, Inc., 3.75%, 8/15/20	$205,400
	Total Retailing	$205,400
	TELECOMMUNICATION SERVICES - 0.9%
	Integrated Telecommunication Services - 0.9%
1,000,000	Frontier Communications Corp., 11.0%, 9/15/25	$765,000
2,000,000	Windstream Services LLC/Windstream Finance Corp., 8.625%, 10/31/25 (144A)	1,865,000
	Total Telecommunication Services	$2,630,000
	TRANSPORTATION - 0.1%
	Airlines - 0.1%
365,000	Air Canada 2015-1 Class C Pass Through Trust, 5.0%, 3/15/20 (144A)	$367,281
	Total Transportation	$367,281
	UTILITIES - 0.2%
	Independent Power Producers & Energy Traders - 0.2%
561,000	NRG Energy, Inc., 6.25%, 7/15/22	$579,233
	Total Utilities	$579,233
	TOTAL CORPORATE BONDS
	(Cost $21,942,942)	$22,050,393
	U.S. GOVERNMENT AND AGENCY OBLIGATION - 5.7% of Net Assets
17,475,000(i)	U.S. Treasury Bill, 9/20/18	$17,460,146
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
	(Cost $17,457,453)	$17,460,146
Shares		Value
	INVESTMENT COMPANIES - 1.7% of Net Assets
	DIVERSIFIED FINANCIALS - 1.7%
	Asset Management & Custody Banks - 0.6%
40,000	BlackRock Floating Rate Income Strategies Fund, Inc.	$552,000
30,000	Eaton Vance Floating-Rate Income Trust	441,600
50,000	First Trust Senior Floating Rate Income Fund II	637,500
50,000	Invesco Senior Income Trust	216,500
		$1,847,600
Shares		Value
	Other Diversified Financial Services – 1.1%
42,000	Invesco Senior Loan ETF (formerly, PowerShares Senior Loan Portfolio)	$968,520
27,000	iShares iBoxx $ High Yield Corporate Bond ETF	2,331,720
		$3,300,240
	Total Diversified Financials	$5,147,840
	TOTAL INVESTMENT COMPANIES
	(Cost $5,127,287)	$5,147,840
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 151.2%
	(Cost $464,797,723)	$461,026,411
	OTHER ASSETS AND LIABILITIES - (51.2)%	$(156,066,688)
	NET ASSETS - 100.0%	$304,959,723

bps	Basis Points.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
ZERO	Zero Constant Index.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At August 31, 2018, the value of these securities amounted to $10,382,721, or 3.4% of net assets.

(Cat Bond)	Catastrophe or event-linked bond. At August 31, 2018, the value of these securities amounted to $1,155,165, or 0.4% of net assets.
†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at August 31, 2018.

^	Security is valued using fair value methods (other than supplied by independent pricing services).
+	Securities that used significant unobservable inputs to determine their value.
(a)	Floating rate note. Coupon rate, reference index and spread shown at August 31, 2018.
(b)	This term loan will settle after August 31, 2018, at which time the interest rate will be determined.
(c)	Payment in Kind (PIK) security which may pay interest in the form of additional principal amount.
(d)	Non-income producing security.
(e)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at August 31, 2018.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	Structured reinsurance investment. At August 31, 2018, the value of these securities amounted to $6,037,672, or 2.0% of net assets.
(h)	Rate to be determined.
(i)	Security issued with a zero coupon. Income is recognized through accretion of discount.

SWAP CONTRACTS

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Obligation Reference/ Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid	Unrealized Appreciation	Market Value
1,045,000	Markit CDX North America High Yield Index Series 24	Receive	5.00%	6/20/20	$55,809	$17,145	$72,954
1,070,400	Markit CDX North America High Yield Index Series 25	Receive	5.00%	12/20/20	59,360	21,080	80,440
TOTAL SWAP CONTRACTS					$115,169	$38,225	$153,394

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives Quarterly.

Principal amounts are denominated in U.S. dollars unless otherwise noted.

Various inputs are used in determining the value of the Trust’s investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of August 31, 2018, in valuing the Trust’s investments.

	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests
Health Care Equipment & Services
Health Care Technology	$–	$5,146,788	$692,754	$5,839,542
All Other Senior Secured Floating Rate Loan Interests	–	409,643,925	–	409,643,925
Common Stocks
Consumer Durables & Apparel
Homebuilding	–	100,000	–	100,000
Health Care Equipment & Services
Health Care Technology	–	–	2,096	2,096
Retailing
Computer & Electronics Retail	–	–	190,000	190,000
All Other Common Stocks	90,944	–	–	90,944
Asset Backed Security	–	501,525	–	501,525
Corporate Bonds
Insurance
Reinsurance	–	1,155,165	6,037,672	7,192,837
All Other Corporate Bonds	–	14,857,556	–	14,857,556
U.S. Government and Agency Obligation	–	17,460,146	–	17,460,146
Investment Companies	5,147,840	–	–	5,147,840
Total Investments in Securities	$5,238,784	$448,865,105	$6,922,522	$461,026,411
Other Financial Instruments
Swap contracts, at value	$–	$153,394	$–	$153,394
Total Other Financial Instruments	$–	$153,394	$–	$153,394

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Balance as of 11/30/17	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Accrued discounts/ premiums	Purchases	Sales	Transfers into Level 3*	Transfers out of Level 3*	Balance as of 8/31/18
Senior Secured Floating Rate Loan Interests
Capital Goods
Aerospace & Defense	$2,257,937	$60,418	$(18,537)	$2,937	$--	$(2,302,755)	$–	$–	$--
Health Care Equipment & Services
Health Care Technology	731,754	2,142	(13,521)	32,379	--	(60,000)	–	–	692,754
Common Stocks
Consumer Durables & Apparel
Homebuilding	100,000	--	--	--	--	--	--	(100,000)	--
Health Care Equipment & Services
Health Care Technology	2,096	–	–	–	–	–	–	–	2,096
Retailing
Computer & Electronics Retail	179,952	--	10,048	–	–	–	–	–	190,000
Corporate Bonds
Insurance
Reinsurance	3,155,286	(15,348)	88,682	9,851	5,591,321	(2,792,120)	–	–	6,037,672
Total	$6,427,025	$47,212	$66,672	$45,167	$5,591,321	$(5,154,875)	$–	$(100,000)	$6,922,522

*
Transfers are calculated on the beginning of period values. For the nine months ended August 31, 2018, a security valued at $100,000 was transferred from Level 3 to Level 2. The change in the level designation within the fair value hierarchy was due to valuing the security using observable inputs. There were no other transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at August 31, 2018: $202,876.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Floating Rate Trust

By (Signature and Title)* /s/ Lisa M.Jones
           Lisa M.Jones, President and Chief Executive Officer

Date October 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
           Lisa M.Jones, President and Chief Executive Officer

Date October 29, 2018

By (Signature and Title)* /s/ Mark E. Bradley
                                        Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date October 29, 2018

* Print the name and title of each signing officer under his or her signature.